Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	dei_EntityCentralIndexKey	0001537151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGGAX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGGBX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGPCX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGGFX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWFX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPGAX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGGBX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPGCX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGGEX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGGFX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGGAX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGGBX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLCX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGGEX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGGFX
American Funds Global Growth PortfolioSM (Prospectus Summary) | American Funds Global Growth PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGGGX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWPAX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWPBX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWPCX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWPFX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GWPEX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPAX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPBX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPCX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPEX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPFX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGWAX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGWBX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGPCX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGWEX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGWFX
American Funds Growth PortfolioSM (Prospectus Summary) | American Funds Growth PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGWGX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAIOX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAIBX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAITX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAIFX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAIEX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGNAX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGNBX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGNCX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGNEX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGNFX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGNAX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGNBX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAICX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGNEX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGNFX
American Funds Growth and Income PortfolioSM (Prospectus Summary) | American Funds Growth and Income PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGNGX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPAX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPBX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPCX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPFX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPEX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBAAX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBBBX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBPCX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBAEX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBAFX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBAAX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBABX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBACX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBAEX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBAFX
American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBAGX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPAX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPBX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPCX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPFX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPEX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPAX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPBX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPCX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPEX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIPFX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNCAX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RINBX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNCCX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RINEX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RINFX
American Funds Income PortfolioSM (Prospectus Summary) | American Funds Income PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RINGX
American Funds Tax-Advantaged Income PortfolioSM (Prospectus Summary) | American Funds Tax-Advantaged Income PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAIAX
American Funds Tax-Advantaged Income PortfolioSM (Prospectus Summary) | American Funds Tax-Advantaged Income PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXABX
American Funds Tax-Advantaged Income PortfolioSM (Prospectus Summary) | American Funds Tax-Advantaged Income PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAICX
American Funds Tax-Advantaged Income PortfolioSM (Prospectus Summary) | American Funds Tax-Advantaged Income PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAIFX
American Funds Tax-Advantaged Income PortfolioSM (Prospectus Summary) | American Funds Tax-Advantaged Income PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXIFX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVAX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVBX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVCX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVFX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEFX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPPAX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPPBX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPPCX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPPEX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPPFX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPVX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPBX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPCX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPEX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPFX
American Funds Preservation PortfolioSM (Prospectus Summary) | American Funds Preservation PortfolioSM | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPPGX
American Funds Tax-Exempt Preservation PortfolioSM (Prospectus Summary) | American Funds Tax-Exempt Preservation PortfolioSM | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPAX
American Funds Tax-Exempt Preservation PortfolioSM (Prospectus Summary) | American Funds Tax-Exempt Preservation PortfolioSM | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPBX
American Funds Tax-Exempt Preservation PortfolioSM (Prospectus Summary) | American Funds Tax-Exempt Preservation PortfolioSM | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPCX
American Funds Tax-Exempt Preservation PortfolioSM (Prospectus Summary) | American Funds Tax-Exempt Preservation PortfolioSM | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPFX
American Funds Tax-Exempt Preservation PortfolioSM (Prospectus Summary) | American Funds Tax-Exempt Preservation PortfolioSM | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXEFX